Right of use assets and lease liabilities - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Lease liabilities and right-of-use assets
Payment Of Lease Liabilities	€ 900,000	€ 800,000
Depreciation right-of-use assets	800,000	700,000
Gross value [Member]
Lease liabilities and right-of-use assets
lease modification amounted	(1,100,000)		$ 0
Buildings [Member] | Amortization
Lease liabilities and right-of-use assets
Depreciation right-of-use assets	535,000	530,000
Buildings [Member] | Gross value [Member]
Lease liabilities and right-of-use assets
Additions		368,000
lease modification amounted	(1,093,000)
Vehicles [Member] | Amortization
Lease liabilities and right-of-use assets
Depreciation right-of-use assets	261,000	198,000
Vehicles [Member] | Gross value [Member]
Lease liabilities and right-of-use assets
Additions	396,000	433,000
lease modification amounted	(12,000)
Total [Member] | Amortization
Lease liabilities and right-of-use assets
Depreciation right-of-use assets	796,000	728,000
Total [Member] | Gross value [Member]
Lease liabilities and right-of-use assets
Additions	396,000	801,000
lease modification amounted	(1,105,000)
Consolidated
Lease liabilities and right-of-use assets
Lease not yet commences but committed	396,000,000,000	800,000
Gain/(Loss) on disposal of leases	€ 0	€ 0